ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Accrued consulting fees		$ 45,000
Accrued wages and related expenses	10,184
Accrued interest expense		10,264
Total accrued expenses	$ 10,184	$ 55,264